Property and Equipment	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [Abstract]
Property and Equipment [Text Block]

10. Property and Equipment

The following is a summary of activities for the years ended March 31, 2026, and March 31, 2025:

				Demonstration	Tools and	Leasehold
Cost	Computers	Furniture	Automobiles	Electric Vehicles	Equipment	Improvements	Total

Balance, March 31, 2024	$242,854	$100,811	$589,420	$3,601,733	$1,711,932	$190,937	$6,437,687
Transfers from / (to) inventory	-	-	-	(593,320)	-	-	(593,320)
Additions	7,280	-	-	-	72,892	3,000	83,172
Balance, March 31, 2025	$250,134	$100,811	$589,420	$3,008,413	$1,784,824	$193,937	$5,927,539
Transfers from / (to) inventory	-	-	-	-	-	-	-
Additions	-	-	-	-	-	-	-
Less: disposals at cost	-	-	-	(450,944)	-	-	(450,944)
Balance, March 31, 2026	$250,134	$100,811	$589,420	$2,557,469	$1,784,824	$193,937	$5,476,595

Depreciation
Balance, March 31, 2024	$204,747	$59,255	$221,242	$1,798,886	$1,269,923	$120,109	$3,674,162
Depreciation	18,470	10,930	72,197	442,708	357,360	29,644	931,309
Foreign exchange translation	-	-	-	11,487	-	-	11,487
Balance, March 31, 2025	$223,217	$70,185	$293,439	$2,253,081	$1,627,283	$149,753	$4,616,958
Depreciation	23,302	7,436	123,526	312,595	67,150	36,459	570,468
Accumulated depreciation removed on disposal	-	-	-	(425,982)	-	-	(425,982)
Foreign exchange translation	-	-	-	(3,406)	-	-	(3,406)
Balance, March 31, 2026	$246,519	$77,621	$416,965	$2,136,288	$1,694,433	$186,212	$4,758,038

Carrying amounts
As at, March 31, 2025	$26,917	$30,626	$295,981	$755,332	$157,541	$44,184	$1,310,581

As at, March 31, 2026	$3,615	$23,190	$172,455	$421,181	$90,391	$7,725	$718,557

During the year ended March 31, 2026, the Company scrapped two vehicles comprised of one EV 550 and one EV 350. The remaining net book value of these two vehicles of $24,961 was recognized as a loss on disposal of equipment. During the year ended March 31, 2025, the Company transferred three vehicles with a carrying value of $593,320 from Property and Equipment to Finished Goods Inventory, comprised of one BEAST, one EV Star and one EV 350, as the company intends to sell the vehicles.

During the year ended March 31, 2024, the Company transferred vehicles from inventory with a carrying value of $874,278 to Property and Equipment. The transferred vehicles are comprised of four EV Stars, one Nano BEAST, one BEAST and one EV 550.